Loans - Impaired Loans Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	¥ 1,082,154	¥ 1,113,550
Nonaccrual loans without an allowance	85,974	110,731
Total nonaccrual loans	1,168,128	1,224,281
Interest income recognized	14,360	19,110
Domestic
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	971,870	996,250
Nonaccrual loans without an allowance	79,304	84,035
Total nonaccrual loans	1,051,174	1,080,285
Interest income recognized	12,891	16,688
Domestic | Retail Rating [Member] | Housing Loan
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	26,812	37,006
Nonaccrual loans without an allowance	22,380	25,563
Total nonaccrual loans	49,192	62,569
Interest income recognized	946	1,073
Domestic | Retail Rating [Member] | Other
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	40,155	37,884
Nonaccrual loans without an allowance	21,678	21,016
Total nonaccrual loans	61,833	58,900
Interest income recognized	819	806
Domestic | Large Companies [Member] | Corporate Rating Member
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	783,305	800,329
Nonaccrual loans without an allowance	16,284	16,087
Total nonaccrual loans	799,589	816,416
Interest income recognized	9,426	13,050
Domestic | Small And Medium Sized Companies [Member] | Corporate Rating Member
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	121,598	121,031
Nonaccrual loans without an allowance	18,962	21,369
Total nonaccrual loans	140,560	142,400
Interest income recognized	1,700	1,759
Foreign
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	110,284	117,300
Nonaccrual loans without an allowance	6,670	26,696
Total nonaccrual loans	116,954	143,996
Interest income recognized	¥ 1,469	¥ 2,422